January 14, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C., 20549

Re: Pacific Life Funds

(File Nos. 333-61366 and 811-10385)

Dear Sir or Madam:

On behalf of Pacific Life Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (XBRL) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on December 19, 2012 (accession number 0001193125-12-508392), to the Pacific Life Funds Prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds. Such supplement is incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3391 or by e-mail at jglallande@pacificlife.com.

Sincerely,

/s/ J. G. Lallande
J.G. Lallande, Esq.,
Fund Counsel

cc:	Audrey L. Cheng, Esq., Fund Counsel

Anthony H. Zacharski, Esq., Dechert LLP